Fair Value Measurement (Details) - USD ($)		6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Nov. 25, 2024	Oct. 01, 2024	Aug. 31, 2024	Jul. 31, 2024	Jul. 01, 2024	Apr. 30, 2024	Mar. 31, 2024	Dec. 31, 2022
Fair Value Measurement [Line Items]
Sale of stock price per share (in Dollars per share)			$ 5				$ 5	$ 5	$ 6
Outstanding fair value			$ 18,482,353	$ 36,283,891
Contingent payments					$ 127,076						$ 584,203
Contingent earn out payments		$ 127,076
Change in fair value of contingent liability		457,127
Fair value of convertible notes			18,482,353	36,283,891
Warrant Liability [Member]
Fair Value Measurement [Line Items]
Outstanding fair value	$ 13,978,467	$ 13,978,467
Prepaid Warrants [Member]
Fair Value Measurement [Line Items]
Number of shares exchange (in Shares)	546,927
Fair value of convertible notes			2,425,284	4,618,876
2022 and 2023 Convertible Notes [Member]
Fair Value Measurement [Line Items]
Decrease in fair value			$ 415,265	20,230,983
Post Split [Member]
Fair Value Measurement [Line Items]
Sale of stock price per share (in Dollars per share)											$ 13.16
Fair value of convertible notes				36,283,891
Thinking Tree Spirits [Member]
Fair Value Measurement [Line Items]
Contingent payments											$ 584,203
Common Stock [Member]
Fair Value Measurement [Line Items]
Sale of stock price per share (in Dollars per share)			$ 5								$ 7.5
Number of shares exchange (in Shares)	2,399,090
Fair value of convertible notes			$ 16,057,069	$ 31,665,014
Common Stock [Member] | Convertible Notes [Member]
Fair Value Measurement [Line Items]
Fair value of convertible notes			$ 33,849,109
Common Stock [Member] | Subsequent Event [Member]
Fair Value Measurement [Line Items]
Sale of stock price per share (in Dollars per share)						$ 4
IPO [Member]
Fair Value Measurement [Line Items]
Sale of stock price per share (in Dollars per share)			$ 4	$ 5				$ 5		$ 4
IPO [Member] | Common Stock [Member]
Fair Value Measurement [Line Items]
Sale of stock price per share (in Dollars per share)			$ 4	$ 13.16						$ 4
IPO [Member] | Common Stock [Member] | Subsequent Event [Member]
Fair Value Measurement [Line Items]
Sale of stock price per share (in Dollars per share)					$ 4